Subsequent events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent events

25.Subsequent events:

On April 17, 2023, the Company entered into an agreement that fixed the purchase price for the exercise of the Call Option to acquire the remaining 49.9% minority share of Sprout, pursuant to the Call Option agreement entered into with the minority stockholders of Sprout.  If the Call Option had been exercised prior to June 15, 2023, the purchase price would have been $13.0 million, consisting of at least $10.5 million in cash with the remainder payable in Common Shares.  No acquisition was completed by June 15, 2023. The original Call Option remains outstanding until December 31, 2023.

On April 27, 2023, the Company announced that Sprout extended the maturity of its existing $13 million secured promissory note with MSEC.  The note maturity has been extended from February 1, 2024 to December 31, 2024, which will bear interest at the rate of 15.0% per annum through and including December 31, 2023, payable in kind, and 10.0% per annum, payable in kind, and 5.0% per annum payable in cash, from and after January 1, 2024.

On May 10, 2023, Neptune announced that Sprout has secured inventory financing through an Invoice Purchase and Security Agreement partnership with Alterna Capital Solutions LLC, effective April 21, 2023. The inventory line will provide Sprout with working capital. The maximum available has been amended to $7.5 million, from $5.0 million previously announced on January 25, 2023 (see note 13), adding a line of inventory to the accounts receivable factoring facility that is already in place.

On May 11, 2023, the Company announced its public offering of 12,121,212 of its common shares (or common share equivalents in lieu thereof) and accompanying warrants to purchase up to an aggregate of 12,121,212 common shares at a combined public offering price of $0.33 per share and accompanying warrant, resulting in gross proceeds of approximately $4.0 million. The warrants have an exercise price of $0.33 per share, are immediately exercisable upon issuance and will expire five years following the date of issuance.  The closing of the offering occurred on May 15, 2023. On that day, the Company issued 4,415,162 common shares and 7,706,050 pre-funded warrants, along with 12,121,212 warrants (the "May 2023 Warrants"). As of the date these financial statements are authorized for issuance, 5,410,600 common shares were issued upon exercise of pre-funded warrants, leaving 2,295,450 pre-funded warrants outstanding; none of the May 2023 Warrants have been exercised to date.

In connection with this offering, the Company has agreed that certain existing warrants to purchase up to an aggregate of 8,423,733 common shares that were previously issued in March 2022, June 2022, and October 2022, at exercise prices ranging from $1.62 to $11.20 per share and expiration dates ranging from September 14, 2023 to June 23, 2029, were amended to reduce the exercise prices of the applicable warrants to $0.33, with expiration dates five years following the closing of the offering, i.e. on May 15, 2028, with the exception of warrants to purchase up to 972,763 common shares which will expire on June 23, 2029 as currently contemplated, as indicated in note 12.

On May 22, 2023, the Company entered into a Waiver and Second Amendment to Note Purchase Agreement (the "Waiver Agreement"), with CCUR Holdings, Inc. and the purchasers named therein, related to the Note Purchase Agreement dated as of January 12, 2023 (see note 13). The Waiver Agreement provides that the required prepayment of $2.0 million (the "Mandatory Prepayment"), due as of May

15, 2023, is waived, in part, until July 31, 2023, or for an additional thirty days thereafter if the Company has filed a Registration on Form S-1 with the Securities and Exchange Commission by July 31, 2023. Pursuant to the Waiver Agreement, the Company was required to pay, and has paid, $1.0 million of the Mandatory Prepayment.  For the period beginning on March 31, 2023, through and including the date that the entire Mandatory Prepayment, including interest and fees is paid, interest on the sum of the outstanding principal amounts will accrue at the rate of twenty four percent (24%) per annum. Thereafter, interest will revert to the rate otherwise provided under the Note Purchase Agreement. The Company also agreed to pay an extension fee in an aggregate amount of $138,606, which was added to the principal amount due.